Net (Loss) Income Per Share (Details) - Schedule of Potentially Dilutive Securities Outstanding - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Potentially Dilutive Securities Outstanding [Abstract]
Public and private warrants (Note 13)	4,825,000
Shares award granted (Note 15)	5,946,100
Total securities outstanding	10,771,100